SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Securities [Abstract]
Summary of Amortized Cost and Estimated Fair Value of Available-For-Sale Securities and Held-to-Maturity Securities
A summary of the amortized cost and estimated fair value of available-for-sale securities and held-to-maturity securities at December 31, 2014 and 2013, follows:

	December 31, 2014
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$27,225,335	$199,851	$53,550	$27,371,636
Tax-exempt and taxable obligations of states and municipal subdivisions	101,873,361	2,896,657	187,598	104,582,420
Mortgage-backed securities	91,697,199	1,579,218	240,805	93,035,612
Corporate obligations	29,952,502	140,556	1,307,782	28,785,276
Other	1,255,483	-	283,981	971,502
	$252,003,880	$4,816,282	$2,073,716	$254,746,446
Held-to-maturity securities:
Mortgage-backed securities	$2,192,741	$20,875	$-	$2,213,616
Taxable obligations of states and municipal subdivisions	6,000,000	1,780,200	-	7,780,200
	$8,192,741	$1,801,075	$-	$9,993,816

	December 31, 2013
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$29,963,634	$122,764	$124,491	$29,961,907
Tax-exempt and taxable obligations of states and municipal subdivisions	107,676,085	1,937,586	1,535,036	108,078,635
Mortgage-backed securities	78,770,400	810,370	1,394,067	78,186,703
Corporate obligations	28,210,148	223,776	1,582,001	26,851,923
Other	1,255,483	-	283,980	971,503
	$245,875,750	$3,094,496	$4,919,575	$244,050,671
Held-to-maturity securities:
Mortgage-backed securities	$2,438,435	$-	$74,008	$2,364,427
Taxable obligations of states and municipal subdivisions	6,000,000	1,260,000	-	7,260,000
	$8,438,435	$1,260,000	$74,008	$9,624,427

Maturities of Securities
The scheduled maturities of securities at December 31, 2014, were as follows:

	Available-for-Sale		Held-to-Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due less than one year	$18,914,378	$19,004,315	$-	$-
Due after one year through five years	79,825,867	80,580,533	-	-
Due after five years through ten years	39,340,584	40,277,184	-	-
Due after ten years	22,225,850	21,848,802	6,000,000	7,780,200
Mortgage-backed securities	91,697,200	93,035,612	2,192,741	2,213,616
	$252,003,879	$254,746,446	$8,192,741	$9,993,816

Securities Classified as Available-for-Sale with Unrealized Losses
The details concerning securities classified as available-for-sale with unrealized losses as of December 31, 2014 and 2013, were as follows:

	2014
	Losses < 12 Months		Losses 12 Months or >		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. government agencies	$5,510,325	$16,481	$3,451,215	$37,069	$8,961,540	$53,550
Tax-exempt and tax- able obligations of states and municipal subdivisions	9,191,726	28,694	10,667,122	158,904	19,858,848	187,598
Mortgage-backed securities	156,589	5,207	19,319,269	235,598	19,475,858	240,805
Corporate obligations	6,910,425	32,096	6,580,925	1,275,686	13,491,350	1,307,782
Other	-	-	971,502	283,981	971,502	283,981
	$21,769,065	$82,478	$40,990,033	$1,991,238	$62,759,098	$2,073,716

	2013
	Losses < 12 Months		Losses 12 Months or >		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. government agencies	$6,898,945	$124,491	$-	$-	$6,898,945	$124,491
Tax-exempt and tax- able obligations of states and municipal subdivisions	37,725,915	1,523,780	1,297,792	11,256	39,023,707	1,535,036
Mortgage-backed securities	39,540,663	1,394,067	-	-	39,540,663	1,394,067
Corporate obligations	10,814,405	174,210	3,386,225	1,407,791	14,200,630	1,582,001
Other	-	-	971,503	283,980	971,503	283,980
	$94,979,928	$3,216,548	$5,655,520	$1,703,027	$100,635,448	$4,919,575